Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 222,538	£ 237,669	[1]	£ 346,626
Derivative financial liabilities	219,643	238,345	[1]	£ 340,487
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,215	5,334
Derivative financial liabilities	£ 4,743	£ 5,197

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .